United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Academy Capital Management
Address: 	500 N. Valley Mills Suite 200
	Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on March 17, 2006

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPROT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	$191,901,559.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

FORM 13F INFORMATION	TABLE

	TITLE	OF          VALUE		SHRS OR SH	/PUT/INVESTMENT	OTHER    VOTING A UTHORITY
NAME OF INSURER	CLA	SS   CUSSIP (X$100)		PRN AMT PR	NCALL DISCRETION	MANAGERS    SOLE  SHARED	NONE
Abbott Laboratories	com	002824100	1758	41,395SH	sole	413950	0
Allstate Corp	com	020002101	6773	129,994SH	sole	1299940	0
Altria Group Inc	com	02209s103	209	2,950SH	sole	29500	0
American Express Co	com	025816109	4372	83,216SH	sole	832160	0
American Int'l Group	com	026874107	3822	57,835SH	sole	578350	0
Anheuser-Busch Cos Inc	com	035229103        1	1983	280,187SH	sole	2801870	0
Apollo Group Inc	com	037604105	4255	81,045SH	sole	810450	0
Berkshire Hathaway	com	084670207	8584	2,850SH	sole	28500	0
Biomet Inc	com	090613100	207	5,850SH	sole	58500	0
BP Amoco PLC	com	055622104	262	3,804SH	sole	38040	0
Bristol Myers Squibb	com	110122108	4086	166,060SH	sole	1660600	0
CA Inc.	com	12673p105	4094	150,485SH	sole	1504850	0
Career Education Corp	com	141665109	9412	249,465SH	sole	2494650	0
Cendant Corp	com	151313103	8915	513,855SH	sole	5138550	0
Coca-Cola Co.	com	191216100	6415	153,216SH	sole	1532160	0
Comcast Corp	com	20030n200	7936	303,835SH	sole	3038350	0
Corinthian Colleges In	ccom	218868107	4219	293,025SH	sole	2930250	0
Exxon Mobil Corp	com	30231g102	1558	25,602SH	sole	256020	0
FNMA	com	313586109	7744	150,667SH	sole	1506670	0
Forest Laboratories In	ccom	345838106	4546	101,875SH	sole	1018750	0
Freddie Mac	com	313400301	4690	76,896SH	sole	768960	0
General Electric Co.	com	369604103	383	11,030SH	sole	110300	0
Home Depot Inc	com	437076102	5741	135,733SH	sole	1357330	0
Intel Corp	com	458140100	4065	208,925SH	sole	2089250	0
ITT Educational Svcs	com	45068b109	3061	47,794SH	sole	477940	0
Johnson & Johnson	com	478160104	9251	156,217SH	sole	1562170	0
Marsh & McLennan Co.	com	571748102	6868	233,927SH	sole	2339270	0
MBIA Inc	com	55262c100	4612	76,701SH	sole	767010	0
Merck & Company	com	589331107	6252	177,476SH	sole	1774760	0
Mercury General Corp	com	589400100	5010	91,270SH	sole	912700	0
Microsoft Corp	com	594918104	324	11,914SH	sole	119140	0
Pepsico Inc	com	713448108	438	7,584SH	sole	75840	0
Pfizer, Inc.	com	717081103       1	2686	509,107SH	sole	5091070	0
Proassurance Corp	com	74267c106	5335	102,612SH	sole	1026120	0
Time Warner Inc	com	887317105	6129	365,071SH	sole	3650710	0
TJX Companies Inc	com	872540109	4390	176,901SH	sole	1769010	0
Wal-Mart Stores	com	931142103	8861	187,581SH	sole	1875810	0
Wyeth	com	983024100	2638	54,382SH	sole	543820	0
